Risk Management - Schedule of Analysis of Gross Carrying Amount of Loans and Advances to Customers by Past Due Status under IFRS 9 and IAS 39 (Detail) - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	$ 25,711,811	$ 23,795,548
Commercial loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	15,935,822	14,991,641
Mortgages loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	6,929,766	6,167,673
Consumer loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	2,846,223	2,636,234
Up to one month [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	573,123	399,850
Up to one month [member] | Commercial loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	284,090	156,006
Up to one month [member] | Mortgages loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	153,414	120,581
Up to one month [member] | Consumer loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	135,619	123,263
1 month to 3 months [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	283,589	194,696
1 month to 3 months [member] | Commercial loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	133,044	97,039
1 month to 3 months [member] | Mortgages loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	66,640	44,845
1 month to 3 months [member] | Consumer loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	83,905	52,812
Over 90 Days or More [Member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	525,500	464,821
Over 90 Days or More [Member] | Commercial loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	388,894	361,084
Over 90 Days or More [Member] | Mortgages loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	72,371	66,865
Over 90 Days or More [Member] | Consumer loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	64,235	36,872
Over Due [Member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	1,382,212	1,059,367
Over Due [Member] | Commercial loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	806,028	614,129
Over Due [Member] | Mortgages loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	292,425	232,291
Over Due [Member] | Consumer loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	$ 283,759	$ 212,947